Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 174,058	$ 25,316	¥ 93,295
Equity investment loss	19,297	2,807	16,160
Provision for doubtful accounts	15,520	2,257	8,132
Intangible assets and accrued expenses	9,029	1,313	6,653
Deferred revenue	2,321	338	1,924
Government subsidies	615	89	1,647
Share-based compensation	151	22	1,056
Others	8,933	1,299	758
Less: valuation allowance	141,028	20,512	71,983
Deferred tax assets	88,896	12,929	57,642
Deferred tax liabilities:
Outside basis difference on investment	110,222	16,031	68,069
Long-lived assets arising from business acquisitions	69	10	5,324
Deferred tax liabilities	¥ 110,291	$ 16,041	¥ 73,393